Weighted Average Assumptions - Stock Options (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	10 years	10 years
Expected Dividend Yield	1.44%	1.70%
Expected Volatility	57.13%	56.31%
Risk Free Interest Rate	1.75%	2.16%
Fair Value of Options Granted	$ 7.75	$ 6.37